Group structure - Summary of intangible assets acquired (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Customer list
Disclosure of subsidiaries [line items]
Intangible assets	R$ 2,181
Method	Multi-period excess earning method
Expected amortization period	5 years 6 months
Trademarks
Disclosure of subsidiaries [line items]
Intangible assets	R$ 3,799
Method	Relief from royalty
Expected amortization period	5 years
Technology
Disclosure of subsidiaries [line items]
Intangible assets	R$ 9,876
Method	Relief from royalty
Expected amortization period	5 years